Financial instruments - Effect of derivatives on consolidated financial statements (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about financial instruments [line items]
Interest income recorded as an effect of financial instruments	€ (2,046,000)	€ (2,730,000)	€ (25,898,000)	€ (22,106,000)
Interest expense recorded as an effect of financial instruments	€ 112,309,000	€ 81,978,000	€ 248,101,000	€ 189,747,000